OPERATIONS	12 Months Ended
Dec. 31, 2019
OPERATIONS
OPERATIONS

1            OPERATIONS

Credicorp Ltd. (hereinafter “Credicorp” or “the Group”) is a limited liability company incorporated in Bermuda in 1995 to act as a holding company and to coordinate the policies and administration of its subsidiaries. It is also engaged in investing activities.

Credicorp Ltd., through its banking and non-banking subsidiaries and its associate Entidad Prestadora de Salud, provides a wide range of financial, insurance and health services and products mainly throughout Peru and in certain other countries (See Note 3(b)). Its major subsidiary is Banco de Crédito del Perú (hereinafter “BCP” or the “Bank”), a Peruvian universal bank. Credicorp’s address is Clarendon House 2 Church Street Hamilton, Bermuda; likewise, administration offices of its representative in Peru are located in Calle Centenario Nº156, La Molina, Lima, Peru.

Credicorp is listed on the Lima and New York stock exchanges.

The consolidated financial statements as of December 31, 2019 and for the year then ended were approved by the Board of Directors on February 27, 2020. The Company evaluated events or transactions that may have occurred between February 27, 2020 and May 26, 2020 for potential recognition or disclosures. No significant events or transactions were identified, except for the events  indicated in Note 18(e) on the agreement to declare a cash dividend and Note 36 on the outbreak of the new coronavirus (hereinafter “COVID-19”), which was approved by Management and in the Audit Committee held on May 26, 2020.

Further, there are not significant events or transactions between May 26, 2020 and May 29, 2020 that were identified.